                                ULTRA SERIES FUND

      SUPPLEMENT DATED JANUARY 2, 2006 TO THE PROSPECTUS DATED MAY 2, 2005

This prospectus supplement supersedes and replaces the funds' prospectus supplement dated October 31, 2005.

EFFECTIVE IMMEDIATELY, THE SECTION ENTITLED "PORTFOLIO MANAGEMENT" IS AMENDED AS FOLLOWS.

1. PARAGRAPHS TWO THROUGH SIX ON PAGE 27, ARE REPLACED IN THEIR ENTIRETY BY THE FOLLOWING:

     MEMBERS Capital Advisors manages the assets of the MONEY MARKET, BOND, BALANCED, GROWTH AND INCOME STOCK and CAPITAL APPRECIATION STOCK FUNDS, and a portion of the assets of the MID-CAP STOCK FUND. The following individuals are primarily responsible for the day-to-day management of these funds.

     The MONEY MARKET FUND is managed by Edward J. Meier. Mr. Meier, Investment Officer of MEMBERS Capital Advisors, has been involved in portfolio management and securities analysis for the fund since he joined the firm in 2005. Mr. Meier has thirteen years of experience managing fixed-income assets. Prior to joining MEMBERS Capital Advisors, Mr. Meier was an investment professional at AEGON U.S.A. Investment Management Company where he managed $8 billion in mortgage- and asset-backed securities (1999-2005).

     The BOND FUND is managed by Dean J. "Jack" Call, D.B.A., CFA. Mr. Call, Senior Investment Officer of MEMBERS Capital Advisors has been involved in portfolio management of the fixed income funds since he joined the firm in 2004. Mr. Call has been active in fixed income investing since 1982 and has 23 years of experience in a number of investment activities. Prior to joining MEMBERS Capital Advisors, Mr. Call was an investment professional at Bank One Capital Markets (2002-2004) and Scudder, Kemper Investments (2000-2002).

     The BALANCED FUND is co-managed by John Brown, CFA, and Dean J. "Jack" Call, D.B.A., CFA.

     Mr. Brown, Senior Portfolio Manager of MEMBERS Capital Advisors manages the equity portion of the Balanced Fund and has been involved in portfolio management and securities analysis for the fund since he joined the firm in 1998. Prior to joining MEMBERS Capital Advisors, Mr. Brown was a senior portfolio manager and principal at Montgomery Asset Management (1994-1998) and portfolio manager and analyst at Merus Capital Management (1986-1994).

     Mr. Call, Senior Investment Officer of MEMBERS Capital Advisors manages the fixed income portion of the Balanced Fund and has been involved in portfolio management of the fixed income funds since he joined the firm in 2004. Mr. Call has been active in fixed income investing since 1982 and has 23 years of experience in a number of investment activities. Prior to joining MEMBERS Capital Advisors, Mr. Call was an investment professional at Bank One Capital Markets (2002-2004) and Scudder, Kemper Investments (2000-2002).

     The GROWTH AND INCOME STOCK FUND is managed by Scott D. Opsal, CFA. Mr. Opsal, Vice President and Senior Investment Officer of MEMBERS Capital Advisors, has been involved in portfolio management for all stock funds since he joined the firm in 2003. He also serves as utilities stock analyst supporting all of the MCA-managed stock portfolios and leads the development and implementation of common stock analysis and portfolio risk management tools used throughout the common stock portfolio management process. Prior to joining MEMBERS Capital Advisors, Mr. Opsal served as an analyst, portfolio manager, Director of Research and Chief Investment Officer with Invista Capital Management (1983-2003).

     The CAPITAL APPRECIATION STOCK FUND is managed by Bruce A. Ebel, CFA, CIC, CFP. Mr. Ebel, Senior Investment Officer of MEMBERS Capital Advisors joined the firm in 2005. Mr. Ebel's investment management experience spans 25 years and includes serving as Managing Director at LIFEPOINT Financial Consultants, Inc. (2003-2005) and Senior Vice President and equity portfolio manager at State Street Research (1999-2003).

     The MID-CAP FUND is managed by Livia S. Asher. Ms. Asher, Senior Investment Officer of MEMBERS Capital Advisors joined the firm in 2006. Ms. Asher's investment management experience spans more than 30 years, most of it covering the financial services industry for both sell-side and buy-side firms. Prior to joining MEMBERS Capital Advisors, Ms. Asher was Vice President and equity analyst at Mitsubishi Trust & Banking Corp. (2003-2005), and prior to that, equity analyst and portfolio manager at Allianz of America (1998-2002).

2. THE THIRD PARAGRAPH ON PAGE 29, WHICH REFERENCES MR. WILLIAM WILBY, IS DELETED IN ITS ENTIRETY.

3.   THE FOURTH PARAGRAPH ON PAGE 29 IS REPLACED IN ITS ENTIRETY BY THE
     FOLLOWING:

     The portfolio manager of the Global Securities Fund is Mr. Rajeev Bhaman. He is the person primarily responsible for the day-to-day management of the fund's investments. Mr. Bhaman, CFA, has been a portfolio manager of the fund since August 2004. He has been a Vice President of the subadviser since January 1997 and is a portfolio manager of other portfolios in the OppenheimerFunds complex. Prior to joining the firm in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

4. THE EIGHTH PARAGRAPH ON PAGE 29, WHICH REFERENCES JAMES MCDONALD, IS DELETED IN ITS ENTIRETY.

5. THE FOURTH PARAGRAPH ON PAGE 30, WHICH REFERENCES BRIAN PESSIN, IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     Michael G. Fry is a Managing Director and portfolio manager within Lazard Asset Management Limited in London. Prior to joining the firm in 2005, Mr. Fry held several positions at UBS Global Asset Management, including lead portfolio manager and Head of Global Equity Portfolio Management, Global Head of Equity Research and Head of Australian Equities. Mr. Fry began working in the investment field in 1987.

                                ULTRA SERIES FUND

   SUPPLEMENT DATED JANUARY 2, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION
                             (SAI) DATED MAY 2, 2005

This SAI supplement supersedes and replaces the funds' SAI supplement dated October 31, 2005.

EFFECTIVE IMMEDIATELY, THE SECTION ENTITLED "PORTFOLIO MANAGERS" IS AMENDED AS FOLLOWS.

1. THE INFORMATION UNDER THE "OTHER ACCOUNTS MANAGED" SECTION FOR MEMBERS CAPITAL ADVISORS, INC. ON PAGE 33 IS DELETED AND REPLACED IN ITS ENTIRETY BY THE FOLLOWING (DATA AS OF DECEMBER 1, 2005):

     The following portfolio managers are primarily responsible for the day to day management of the funds identified below.

     Edward J. Meier - Ultra Series Money Market Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   ACCOUNTS WITH       TOTAL ASSETS IN ACCOUNTS
                                      NUMBER OF OTHER      TOTAL ASSETS IN       PERFORMANCE-BASED      WITH PERFORMANCE-BASED
        TYPES OF ACCOUNTS            ACCOUNTS MANAGED         ACCOUNTS             ADVISORY FEES             ADVISORY FEES
---------------------------------------------------------------------------------------------------------------------------------
Registered Investment Companies            None                  None                  None                      None
---------------------------------------------------------------------------------------------------------------------------------
Other Pooled Investment Vehicles           Five              $110 million              None                      None
---------------------------------------------------------------------------------------------------------------------------------
Other Accounts                             None                  None                  None                      None
---------------------------------------------------------------------------------------------------------------------------------

     Dean J. "Jack" Call - Ultra Series Bond Fund and Ultra Series Balanced Fund fixed income portion

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   ACCOUNTS WITH       TOTAL ASSETS IN ACCOUNTS
                                      NUMBER OF OTHER      TOTAL ASSETS IN       PERFORMANCE-BASED      WITH PERFORMANCE-BASED
        TYPES OF ACCOUNTS            ACCOUNTS MANAGED         ACCOUNTS             ADVISORY FEES             ADVISORY FEES
---------------------------------------------------------------------------------------------------------------------------------
Registered Investment Companies             Two             $318,890,342               None                      None
---------------------------------------------------------------------------------------------------------------------------------
Other Pooled Investment Vehicles           None                 None                   None                      None
---------------------------------------------------------------------------------------------------------------------------------
Other Accounts                             None                 None                   None                      None
---------------------------------------------------------------------------------------------------------------------------------

     John H. Brown - Ultra Series Balanced Fund equity portion

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   ACCOUNTS WITH       TOTAL ASSETS IN ACCOUNTS
                                      NUMBER OF OTHER      TOTAL ASSETS IN       PERFORMANCE-BASED      WITH PERFORMANCE-BASED
        TYPES OF ACCOUNTS            ACCOUNTS MANAGED         ACCOUNTS             ADVISORY FEES             ADVISORY FEES
---------------------------------------------------------------------------------------------------------------------------------
Registered Investment Companies            None                 None                   None                      None
---------------------------------------------------------------------------------------------------------------------------------
Other Pooled Investment Vehicles           None                 None                   None                      None
---------------------------------------------------------------------------------------------------------------------------------
Other Accounts                             Two              $100 million               None                      None
---------------------------------------------------------------------------------------------------------------------------------

     Scott D. Opsal - Ultra Series Growth & Income Stock Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   ACCOUNTS WITH       TOTAL ASSETS IN ACCOUNTS
                                      NUMBER OF OTHER      TOTAL ASSETS IN       PERFORMANCE-BASED      WITH PERFORMANCE-BASED
        TYPES OF ACCOUNTS            ACCOUNTS MANAGED         ACCOUNTS             ADVISORY FEES             ADVISORY FEES
---------------------------------------------------------------------------------------------------------------------------------
Registered Investment Companies           Seven            $2,380,611,913              None                      None
---------------------------------------------------------------------------------------------------------------------------------
Other Pooled Investment Vehicles           None                 None                   None                      None
---------------------------------------------------------------------------------------------------------------------------------
Other Accounts                             None                 None                   None                      None
---------------------------------------------------------------------------------------------------------------------------------

     Bruce A. Ebel - Ultra Series Capital Appreciation Stock Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   ACCOUNTS WITH       TOTAL ASSETS IN ACCOUNTS
                                      NUMBER OF OTHER      TOTAL ASSETS IN       PERFORMANCE-BASED      WITH PERFORMANCE-BASED
        TYPES OF ACCOUNTS            ACCOUNTS MANAGED         ACCOUNTS             ADVISORY FEES             ADVISORY FEES
---------------------------------------------------------------------------------------------------------------------------------
Registered Investment Companies            None                 None                   None                      None
---------------------------------------------------------------------------------------------------------------------------------
Other Pooled Investment Vehicles           None                 None                   None                      None
---------------------------------------------------------------------------------------------------------------------------------
Other Accounts                             None                 None                   None                      None
---------------------------------------------------------------------------------------------------------------------------------

     Livia S. Asher - Ultra Series Mid-Cap Stock Fund

---------------------------------------------------------------------------------------------------------------------------------
                                                                                   ACCOUNTS WITH       TOTAL ASSETS IN ACCOUNTS
                                      NUMBER OF OTHER      TOTAL ASSETS IN       PERFORMANCE-BASED      WITH PERFORMANCE-BASED
        TYPES OF ACCOUNTS            ACCOUNTS MANAGED         ACCOUNTS             ADVISORY FEES             ADVISORY FEES
---------------------------------------------------------------------------------------------------------------------------------
Registered Investment Companies            None                 None                   None                      None
---------------------------------------------------------------------------------------------------------------------------------
Other Pooled Investment Vehicles           None                 None                   None                      None
---------------------------------------------------------------------------------------------------------------------------------
Other Accounts                             None                 None                   None                      None
---------------------------------------------------------------------------------------------------------------------------------

     MEMBERS Capital Advisors is not aware of any material conflicts related to the management of similar accounts.

     As of December 1, 2005, the portfolio managers owned the following equity securities in the funds:

     -----------------------------------------------------------------------------------------------------------------------
                                    DOLLAR RANGE OF EQUITY SECURITIES            AGGREGATE DOLLAR RANGE OF EQUITY
     NAME OF PORTFOLIO MANAGER            IN ULTRA SERIES FUND(1)               SECURITIES IN FUND COMPLEX (1), (2)
     -----------------------------------------------------------------------------------------------------------------------
     Edward J. Meier                                None                                        None
     -----------------------------------------------------------------------------------------------------------------------
     Dean J. "Jack" Call                            None                                        None
     -----------------------------------------------------------------------------------------------------------------------
     John H. Brown                           $100,001-$500,000                            $100,001-$500,000
     -----------------------------------------------------------------------------------------------------------------------
     Scott D. Opsal                           $10,001-$50,000                              $10,001-$50,000
     -----------------------------------------------------------------------------------------------------------------------
     Bruce A. Ebel                               $1-$10,000                                  $1-$10,000
     -----------------------------------------------------------------------------------------------------------------------
     Livia S. Asher                                  $0                                          $0
     -----------------------------------------------------------------------------------------------------------------------

     (1)  Data ranges are as follows: None; $1-$10,000; $10,001-$50,000;
          $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000 or over
          $1,000,000.
     (2) Fund complex includes the Trust and the MEMBERS Mutual Fund, consisting of 9 portfolios.

2. THE INFORMATION UNDER THE "OTHER ACCOUNTS MANAGED" SECTION FOR SHENKMAN CAPITAL MANAGEMENT, INC. ON PAGE 34 IS AMENDED TO ADD MARK SHENKMAN AS FOLLOWS (DATA AS OF DECEMBER 1, 2005):

     Mark Shenkman

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    ACCOUNTS WITH        TOTAL ASSETS IN ACCOUNTS
                                        NUMBER OF OTHER     TOTAL ASSETS IN       PERFORMANCE-BASED       WITH PERFORMANCE-BASED
         TYPES OF ACCOUNTS             ACCOUNTS MANAGED         ACCOUNTS            ADVISORY FEES              ADVISORY FEES
-----------------------------------------------------------------------------------------------------------------------------------
Registered Investment Companies              Three            $746,659,523               None                      None
-----------------------------------------------------------------------------------------------------------------------------------
Other Pooled Investment Vehicles             Three           $1,323,788,680              None                      None
-----------------------------------------------------------------------------------------------------------------------------------
Other Accounts                            Ninety-four       $10,252,769,460              Two                   $494,999,817
-----------------------------------------------------------------------------------------------------------------------------------

3. THE TABLE TITLED "AS OF DECEMBER 31, 2004, THE PORTFOLIO MANAGERS OWNED THE FOLLOWING EQUITY SECURITIES IN THE FUNDS" ON THE BOTTOM OF PAGE 36 IS AMENDED TO ADD ROBERT STRICKER AS FOLLOWS:

     -----------------------------------------------------------------------------------------------------------------------
                                     DOLLAR RANGE OF EQUITY SECURITIES            AGGREGATE DOLLAR RANGE OF EQUITY
     NAME OF PORTFOLIO MANAGER            IN ULTRA SERIES FUND(1)                SECURITIES IN FUND COMPLEX (1), (2)
     -----------------------------------------------------------------------------------------------------------------------
     Robert Stricker                                None                                        None
     -----------------------------------------------------------------------------------------------------------------------

     (1)  Data ranges are as follows: None; $1-$10,000; $10,001-$50,000;
          $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000 or over
          $1,000,000.
     (2) Fund complex includes the Trust and the MEMBERS Mutual Fund, consisting of 9 portfolios.

4. THE INFORMATION UNDER THE "OTHER ACCOUNTS MANAGED" SECTION FOR OPPENHEIMERFUND, INC. ON PAGE 40 AND THE ACCOMPANYING TABLE WHICH REFERENCES MR. WILLIAM WILBY ARE DELETED IN THEIR ENTIRETY.

5. THE TABLE TITLED, "AS OF DECEMBER 31, 2004, THE PORTFOLIO MANAGERS OWNED THE FOLLOWING EQUITY SECURITIES IN THE FUNDS," ON THE TOP OF PAGE 41 IS AMENDED BY DELETING WILLIAM WILBY.

6. THE INFORMATION UNDER THE "OTHER ACCOUNTS MANAGED" SECTION FOR LAZARD ASSET MANAGEMENT, LLP ON PAGES 41 AND 42 IS AMENDED BY DELETING JAMES M. MCDONALD AND ADDING MICHAEL G. FRY AS FOLLOWS (DATA AS OF OCTOBER 31, 2005):

     Michael G. Fry

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    ACCOUNTS WITH        TOTAL ASSETS IN ACCOUNTS
                                        NUMBER OF OTHER     TOTAL ASSETS IN       PERFORMANCE-BASED       WITH PERFORMANCE-BASED
          TYPES OF ACCOUNTS            ACCOUNTS MANAGED         ACCOUNTS            ADVISORY FEES            ADVISORY FEES
-----------------------------------------------------------------------------------------------------------------------------------
Registered Investment Companies*#             Ten            $4,205,152,500             None                     None
-----------------------------------------------------------------------------------------------------------------------------------
Other Pooled Investment Vehicles*#           Three            $126,844,058              None                     None
-----------------------------------------------------------------------------------------------------------------------------------
Other Accounts*#                             1,212          $20,191,383,579             None                     None
-----------------------------------------------------------------------------------------------------------------------------------
* Total assets in accounts as of October 31, 2005.
# None of the portfolio managers manage any accounts with respect to which the advisory fee is based on the performance of the account.
+ Includes an aggregation of Similar Accounts within managed account programs where the third party program sponsor is responsible for applying specific client objectives, guidelines and limitations against the model portfolio managed by the portfolio management team.

--------------------------------------------------------------------------------------------------------------------------------

7. THE TABLE TITLED "AS OF DECEMBER 31, 2004, THE PORTFOLIO MANAGERS OWNED THE FOLLOWING EQUITY SECURITIES IN THE FUNDS" ON THE TOP OF PAGE 43 IS AMENDED TO DELETE JAMES M. MCDONALD AND BRIAN PESSIN AND ADD MICHAEL G. FRY AS
     FOLLOWS:

     -----------------------------------------------------------------------------------------------------------------------
                                     DOLLAR RANGE OF EQUITY SECURITIES            AGGREGATE DOLLAR RANGE OF EQUITY
     NAME OF PORTFOLIO MANAGER            IN ULTRA SERIES FUND(1)                SECURITIES IN FUND COMPLEX (1), (2)
     -----------------------------------------------------------------------------------------------------------------------
     Michael G. Fry                                 None                                        None
     -----------------------------------------------------------------------------------------------------------------------

     (1)  Data ranges are as follows: None; $1-$10,000; $10,001-$50,000;
          $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000 or over
          $1,000,000.
     (2) Fund complex includes the Trust and the MEMBERS Mutual Fund, consisting of 9 portfolios.